Income Taxes (Details Narrative) - Dec. 31, 2014 - USD ($)	Total
Income Taxes Details Narrative
Federal and state net operating loss tax carryforwards	$ 6,101,510
Federal and state net operating loss tax carryforwards expiration period	2033